Revenue - Additional information (Details) $ in Thousands									1 Months Ended	12 Months Ended
	Sep. 27, 2023 GBP (£)	Sep. 27, 2023 USD ($)	Sep. 19, 2023 USD ($)	May 30, 2022 GBP (£)	Mar. 11, 2022 GBP (£)	Mar. 11, 2022 USD ($)	Jan. 04, 2022 GBP (£)	Jan. 04, 2022 USD ($) novelSmallMoleculeCandidate	Feb. 29, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 21, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue										£ 20,079,000	£ 27,223,000	£ 27,359,000
Revenue from performance obligations satisfied or partially satisfied in previous periods										0	3,559,000	0
Revenue that was included in contract liability balance at beginning of period										19,528,000	£ 18,223,000
Celgene
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue												14,437,000
GTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue												£ 3,349,000
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of novel small molecule candidates focused on during research | novelSmallMoleculeCandidate								15
Revenue from strategic research collaboration, up-front cash payment							£ 74,242,000	$ 100,000
Revenue from strategic research collaboration, potential over duration of collaboration agreement | $								$ 5,200,000
Revenue from collaboration arrangement	£ 3,191,000	$ 4,000							$ 4,000
Revenue from collaboration arrangement, up-front cash payment | $													$ 45,000
Revenue from collaboration arrangement, potential | $													$ 300,000
BMY
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration arrangement, extension term					6 months	6 months
Revenue from collaboration arrangement					£ 3,821,000	$ 5,000
Revenue from collaboration arrangement, up-front cash payment										£ 6,859,000
Bayer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue				£ 1,153,000
Merck
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration arrangement, up-front cash payment | $			$ 20,100
Revenue from collaboration arrangement, up-front cash payment, net of withholding taxes | $			3,181
Revenue from collaboration arrangement, potential | $			$ 674,000